Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2024
Share-Based Payment [Abstract]
Schedule of Assumptions Used to Value the Company's Stock Options Grants	The assumptions used to value the Company’s stock options grants were as follows:
	2024	2023	2022

Expected volatility	42%	43%	40%
Risk-free interest rate	4.42%	4.00%	0.71~1.62%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%	0%
Forfeited rates	12~30%	16~23%	12~19%
Fair market value per common share	0.98	1.135	1.92~3.15

Schedule of Stock Options Activities	The following table sets forth the summary of stock options activities:
	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2023	5,225,362	2.22	1.08	2.8 years	356,642
Granted	1,535,000	0.80	0.45
Exercised	(41,500)	0.80	0.57		-
Forfeited or expired	(346,435)	1.41	0.71		-
Outstanding as of June 30, 2024	6,372,427	1.93	0.92	2.3 years	175,494
Outstanding and exercisable as of June 30, 2024	2,628,115	2.48	1.13		18,727
Vested and expected to vest as of June 30, 2024	5,293,215	2.06	0.22	2.3 years	125,998

Schedule of RSU Activities	The following table sets forth the summary of RSUs activities:
	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2023	103,900	3.07
Granted	1,934,000	0.98
Vested	(1,977,300)	1.03
Forfeited or expired	-	-
Outstanding as of June 30, 2024	60,600	3.02

Schedule of Share-Based Compensation Expense	The following table summarizes the total share-based compensation expense recognized by the Company:
	2024	2023	2022
Cost of revenues	11,467	16,212	36,906
Selling and marketing expenses	275,562	129,060	165,209
General and administrative expenses	2,880,987	2,333,023	6,982,747
Total	3,168,016	2,478,295	7,184,862